PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consists of the following as of March 31, 2026 and 2025:

	As of March 31,
	2025	2026
	USD	USD

Cost
Machinery	665,657	665,657
Motor vehicles	3,205	-
Office Equipment	10,752	10,752
Leasehold improvement	35,647	35,647
	715,261	712,056

Less: accumulated depreciation
Machinery	505,120	633,027
Motor vehicles	2,521	-
Office Equipment	5,369	7,520
Leasehold improvement	35,647	35,647
	548,657	676,194

Total property, plant and equipment, net	166,604	35,862